Tax (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 3,588,375
Capital loss carryforwards	0	$ 0
Short-term capital loss carryforwards	0
Long term capital loss carryforwards	$ 0